UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code:

650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin California Intermediate-Term Tax-Free Income Fund
Class A [FCCQX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	1152-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGES)   –
Class A 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.22	0.50	1.66
Class A (with sales charge)	0.90	0.04	1.42
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	1152-ATSR-0824

WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	1152-ATSR-0824

Franklin California Intermediate-Term Tax-Free Income Fund
Class A1 [FKCIX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A1 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.28%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	152-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGES)   –
Class A1 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A1 (without sales charge)	3.28	0.65	1.74
Class A1 (with sales charge)	0.97	0.19	1.50
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	152-ATSR-0824

WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	152-ATSR-0824

Franklin California Intermediate-Term Tax-Free Income Fund
Class C [FCCIX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$116	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class C shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 2.80%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	252-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.80	0.10	1.18
Class C (with sales charge)	1.80	0.10	1.18
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	252-ATSR-0824

WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	252-ATSR-0824

Franklin California Intermediate-Term Tax-Free Income Fund
Class R6 [FCCRX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$47	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R6 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	8152-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	3.40	0.78	1.86
Class R6 (with sales charge)	3.40	0.78	1.86
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	8152-ATSR-0824

WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	8152-ATSR-0824

Franklin California Intermediate-Term Tax-Free Income Fund
Advisor Class [FRCZX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$50	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Advisor Class shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.37%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	653-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	3.37	0.73	1.84
Advisor Class (with sales charge)	3.37	0.73	1.84
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	653-ATSR-0824

WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	653-ATSR-0824

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $38,629 for the fiscal year ended June 30, 2024, and $35,869 for the fiscal year ended June 30, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2024, and $4,875 for the fiscal year ended June 30, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended June 30, 2024, and $70,000 for the fiscal year ended June 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2024 and $659 for the fiscal year ended June 30, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $150,926 for the fiscal year ended June 30, 2024 and $83,211 for the fiscal year ended June 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, professional fees relating to security counts and fees in connection with a license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $290,926 for the fiscal year ended June 30, 2024 and $158,745 for the fiscal year ended June 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
California
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Annual | June 30, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 35
Tax Information 36
Changes In and Disagreements with Accountants 37
Results of Meeting(s) of Shareholders 37
Remuneration Paid to Directors, Officers and Others 37
Board Approval of Management and Subadvisory Agreements 37

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.94 $10.98 $12.16 $12.09 $12.05
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.29 0.24 0.25 0.27
Net realized and unrealized gains (losses) ........... 0.03 (0.04) (1.18) 0.07 0.04
Total from investment operations .................... 0.35 0.25 (0.94) 0.32 0.31
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.24) (0.25) (0.27)
Net asset value, end of year ....................... $10.97 $10.94 $10.98 $12.16 $12.09
Total return
c
................................... 3.22% 2.28% (7.84)% 2.68% 2.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.81% 0.81% 0.79% 0.81%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ........................... 2.92% 2.66% 2.05% 2.05% 2.26%
Supplemental data
Net assets, end of year (000’s) ..................... $374,818 $364,175 $339,459 $365,239 $226,216
Portfolio turnover rate ............................ 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.94 $10.98 $12.15 $12.08 $12.04
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.31 0.26 0.27 0.29
Net realized and unrealized gains (losses) ........... 0.02 (0.05) (1.17) 0.07 0.04
Total from investment operations .................... 0.35 0.26 (0.91) 0.34 0.33
Less distributions from:
Net investment income .......................... (0.33) (0.30) (0.26) (0.27) (0.29)
Net asset value, end of year ....................... $10.96 $10.94 $10.98 $12.15 $12.08
Total return
c
................................... 3.28% 2.44% (7.62)% 2.84% 2.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.66% 0.66% 0.65% 0.66%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ........................... 3.06% 2.80% 2.20% 2.22% 2.42%
Supplemental data
Net assets, end of year (000’s) ..................... $348,839 $418,383 $515,347 $668,093 $710,743
Portfolio turnover rate ............................ 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $11.02 $12.20 $12.13 $12.09
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.25 0.19 0.20 0.23
Net realized and unrealized gains (losses) ........... 0.03 (0.05) (1.18) 0.07 0.04
Total from investment operations .................... 0.30 0.20 (0.99) 0.27 0.27
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.19) (0.20) (0.23)
Net asset value, end of year ....................... $11.01 $10.98 $11.02 $12.20 $12.13
Total return
c
................................... 2.80% 1.86% (8.18)% 2.26% 2.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.21% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by affiliates
d
...... 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income ........................... 2.49% 2.24% 1.63% 1.66% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $27,535 $40,150 $54,420 $101,559 $139,835
Portfolio turnover rate ............................ 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $11.01 $12.18 $12.12 $12.07
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.32 0.28 0.28 0.31
Net realized and unrealized gains (losses) ........... 0.02 (0.04) (1.18) 0.07 0.05
Total from investment operations .................... 0.37 0.28 (0.90) 0.35 0.36
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.27) (0.29) (0.31)
Net asset value, end of year ....................... $10.99 $10.97 $11.01 $12.18 $12.12
Total return .................................... 3.40% 2.56% (7.48)% 2.88% 3.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.53% 0.52% 0.51% 0.53%
Expenses net of waiver and payments by affiliates
c
...... 0.46% 0.46% 0.46% 0.45% 0.46%
Net investment income ........................... 3.20% 2.95% 2.35% 2.33% 2.55%
Supplemental data
Net assets, end of year (000’s) ..................... $58,357 $50,131 $36,294 $28,080 $19,007
Portfolio turnover rate ............................ 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $11.01 $12.18 $12.12 $12.08
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.32 0.27 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.01 (0.05) (1.17) 0.06 0.04
Total from investment operations .................... 0.36 0.27 (0.90) 0.34 0.34
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.27) (0.28) (0.30)
Net asset value, end of year ....................... $10.99 $10.97 $11.01 $12.18 $12.12
Total return .................................... 3.37% 2.53% (7.51)% 2.85% 2.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.56% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.49% 0.49% 0.49%
Net investment income ........................... 3.16% 2.89% 2.30% 2.31% 2.52%
Supplemental data
Net assets, end of year (000’s) ..................... $542,009 $516,585 $613,805 $716,600 $637,015
Portfolio turnover rate ............................ 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2024
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
a
Senior Floating Rate Interests 0.1%
Residential REITs 0.1%
b ,c ,d
Centennial Gardens LP , First Lien, Term Loan, B , 7.325% , ( 1-month SOFR + 1.55% ),
1/01/38 ......................................................... $ 1,000,000 $ 1,001,261
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,001,261
Municipal Bonds 97.7%
California 96.7%
Align Affordable Housing Bond Fund LP ,
e
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 14,015,523
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,240,987
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 317,995
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,344,666
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 679,182
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 739,702
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 403,441
f
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,283,380
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,172,003
Revenue , 2021 B-2 , Mandatory Put , 4.33% , 8/01/31 ........................ 25,000,000 22,799,645
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,133,930
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,836,270
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 628,483
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,171,044
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,654,530
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,356,956
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,710,000 3,403,329
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/29 250,000 266,820
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 1,065,000 1,156,453
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,538,036
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/37 .................................................... 1,075,000 1,090,486
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,306,791
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/30 .................................................... 315,000 340,325
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/31 .................................................... 300,000 325,761
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/33 .................................................... 245,000 265,672
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/34 .................................................... 420,000 430,653
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/30 .. 425,000 459,169
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 .. 225,000 244,321
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/32 .. 250,000 271,348
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/33 .. 300,000 325,313
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/34 .. 365,000 374,258

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ $ 275,000 $ 298,457
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 590,361
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 638,487
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,369,123
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 850,000 1,022,495
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,060,988
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,283,323
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,038,252
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,815,147
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,555,934
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,072,713
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,070,352
Pomona College , Revenue , 2005 A , Zero Cpn., 7/01/30 ..................... 3,005,000 2,473,442
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 807,500
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 777,991
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,093,579
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,727,649
University of San Francisco , Revenue , 2018 A , 5% , 10/01/37 ................. 1,365,000 1,446,564
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/24 .. 230,000 230,051
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 547,309
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 631,509
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 259,390
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 462,589
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% ,
11/15/30 ....................................................... 3,000,000 3,065,241
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,619,779
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,113,855
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,611,426
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,282,666
El Camino Hospital , Revenue , 2017 , 5% , 2/01/28 .......................... 2,100,000 2,193,799
El Camino Hospital , Revenue , 2017 , 5% , 2/01/29 .......................... 2,460,000 2,573,524
El Camino Hospital , Revenue , 2017 , 5% , 2/01/30 .......................... 1,250,000 1,308,473
El Camino Hospital , Revenue , 2017 , 5% , 2/01/31 .......................... 1,200,000 1,256,396
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 8,170,456
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,007,180
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 5,092,410 5,133,662
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,178,428 7,694,485
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,123,248
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,983,507
California Municipal Finance Authority ,
e,f
Revenue , 144A, 2009 A , Mandatory Put , 1.3% , 2/03/25 ..................... 1,800,000 1,757,256
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,961,732
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 567,537
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 596,037
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/29 ............... 1,350,000 1,404,392

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/30 ............... $ 1,165,000 $ 1,211,290
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/33 ............... 1,070,000 1,109,968
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/35 ............... 1,000,000 1,035,807
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,072,673
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 120,527
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 120,303
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 155,112
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 159,904
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 184,114
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 167,853
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ 105,000 98,781
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 551,700
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 452,855
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,735,874
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,864,027
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/32 ........................ 1,000,000 1,061,094
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/35 ........................ 1,430,000 1,513,062
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,330,114
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,573,612
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/26 ............................................ 2,010,000 2,030,324
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/28 ............................................ 1,500,000 1,515,167
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/25 ............................................ 2,000,000 2,008,693
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,036,142
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,430,382
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,789,924
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,374,547
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,602,427
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,109,435
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,343,453
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,040,257
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/26 .................... 250,000 249,832
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/27 .................... 350,000 351,370
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 250,000 251,540
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 350,000 352,880
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 404,035
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 353,657
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 252,098
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 300,000 301,959
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 300,000 301,957
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 400,000 402,515
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 212,468
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,249

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... $ 115,000 $ 118,310
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 248,553
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 123,472
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 261,329
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 275,682
Congregational Homes, Inc. Obligated Group , Revenue , 2022 B-1 , 2.75% , 11/15/27 410,000 409,468
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,102,183
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,552,187
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 854,533
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/30 ....................................................... 885,000 901,584
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,691,863
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 5,163,792
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,771,812
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 6/30/25 1,250,000 1,258,767
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,099,774
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,677,354
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,893,584
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 3,012,742
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,794,033
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,081,740
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,005,064
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 902,307
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,305,394
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,404,186
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,007,351
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,353,186
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,259,926
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,588,745
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,367,162
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/27 ....................................................... 100,000 104,975
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/28 ....................................................... 250,000 266,396
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/29 ....................................................... 250,000 270,497
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/30 ....................................................... 210,000 230,387
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/31 ....................................................... 435,000 483,321
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,334,950
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,604,214
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,344,181
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,731,078
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,900,804
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , Refunding , 5.25% , 12/01/27 ............................ 3,030,000 3,033,207
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,904,474
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,140,341
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,041,988

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. $ 1,000,000 $ 1,041,965
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,052,294
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,499,996
e
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 4,350,000 4,593,582
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/26 ....... 2,680,000 2,781,182
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/27 ....... 4,170,000 4,396,535
f
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 671,096
e
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 665,484
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,699,497
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 515,000 510,485
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,520,463
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 304,658
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 327,817
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 750,000 777,288
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,582,512
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/24 100,000 100,000
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/25 105,000 105,596
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/26 110,000 112,159
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/28 100,000 104,148
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/29 100,000 105,240
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/30 100,000 106,043
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 311,407
California State Public Works Board ,
Revenue , 2021 A , Refunding , 5% , 2/01/31 ............................... 2,175,000 2,434,977
State of California Department of Corrections & Rehabilitation , Revenue , 2014 A , 5% ,
9/01/26 ........................................................ 10,000,000 10,025,700
California State University ,
Revenue , 2016 A , Refunding , 5% , 11/01/29 .............................. 16,000,000 16,514,024
Revenue , 2016 A , Refunding , 5% , 11/01/30 .............................. 5,000,000 5,157,710
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 485,559
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 223,247
Aldersly Obligated Group , Revenue , 2015 A , ETM, 4.5% , 5/15/25 .............. 215,000 217,177
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 525,548
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 522,014
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 689,546
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/32 .................................................... 1,470,000 1,583,755
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/33 .................................................... 1,520,000 1,636,410
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/34 .................................................... 1,565,000 1,684,030
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,378,951
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/26 ....................................... 1,000,000 1,003,452

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/28 ....................................... $ 1,250,000 $ 1,254,315
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,297,023
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,072,546
Cerritos Community College District , GO , 2012 D , Zero Cpn., 8/01/36 ............
6,130,000 3,945,555
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,367,997
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 741,355
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 780,949
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,692,835
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,159,428
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,067,840
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,280,079
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 399,784
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,056,042
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,175,929
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 948,397
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 1,180,000 1,220,412
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,144,271
e
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 650,000 672,358
e
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 953,817
e
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,084,898
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,378,458
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,201,181
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,007,488
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 823,757
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 251,426
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 551,298
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 385,541
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,016,175
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 360,364
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,294,752
City of Long Beach ,
Harbor , Revenue , 2019 A , 5% , 5/15/38 .................................. 2,000,000 2,175,800
Marina System , Revenue , 2015 , 5% , 5/15/27 ............................. 1,285,000 1,292,000
Marina System , Revenue , 2015 , 5% , 5/15/32 ............................. 1,250,000 1,257,845
City of Los Angeles ,
Revenue , 2018 C , 5% , 5/15/35 ........................................ 5,800,000 6,013,676
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,909,602
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,475,380
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,824,251
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,613,259

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... $ 5,715,000 $ 6,015,205
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,720,470
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/32 ............. 3,205,000 3,555,416
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/33 ............. 3,000,000 3,324,354
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,340,650
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 8,134,963
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,979,672
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,759,840
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,502,937
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,266,526
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,215,840
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 646,769
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 249,204
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 334,446
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 765,209
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 177,047
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 179,859
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 179,673
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/24 . 125,000 125,134
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 151,480
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 223,127
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 253,912
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 253,346
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 278,661
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 228,307
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 263,515
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 283,806
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 226,945
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 625,000 627,253
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 725,000 768,483
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 372,974
City of Palm Desert ,
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/26 ............................................ 570,000 566,888
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/31 ............................................ 800,000 788,087
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/37 ............................................ 1,200,000 1,154,937
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 897,697
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,158,552
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,645,422
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 264,996
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,540,445
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,946,727
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,757,239
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 7,913,653

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... $ 615,000 $ 622,229
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,234,813
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,574,528
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,059,478
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,822,843
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,579,573
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,125,971
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,385,193
City of Vernon ,
Electric System , Revenue , 2021 A , 5% , 10/01/26 .......................... 1,670,000 1,715,386
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/24 .................. 700,000 700,459
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,571,888
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,400,000 2,118,450
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/37 4,090,000 4,527,553
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/42 3,115,000 3,386,566
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,751,527
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 533,026
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,042,179
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,032,341
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,061,049
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 172,049
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 363,662
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 108,810
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 49,719
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,900,000 8,288,802
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,943,159
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 11,700,000 11,958,922
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,930,477
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,127,377
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,343,425
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/26 ............... 3,650,000 3,789,342
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/27 ............... 1,500,000 1,588,452
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/29 ............... 1,000,000 1,101,670
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/29 ................... 5,000,000 5,081,113
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,130,764
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,582,476

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
$ 1,130,000 $ 1,153,947
Escondido Union High School District , GO , 2009 , AGMC Insured , Zero Cpn., 8/01/36
4,225,000 2,735,591
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,337,113 19,891,943
Foothill-De Anza Community College District , GO , 2015 , Refunding , 5% , 8/01/28 ....
2,500,000 2,553,571
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.7% , 1/15/25 .............................. 2,500,000 2,528,865
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,899,070
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,806,181
Revenue , 2013 A , Refunding , AGMC Insured , 5.3% , 1/15/29 ................. 19,895,000 21,684,659
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/27 ..................... 350,000 361,432
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/28 ..................... 320,000 334,986
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/29 ..................... 360,000 382,059
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/30 ..................... 400,000 429,675
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/31 ..................... 470,000 510,120
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/32 ..................... 300,000 308,291
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/33 ..................... 445,000 457,230
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,682,954
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/33 ................... 1,000,000 1,098,961
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,206,675
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,233,037
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,101,274
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,162,668
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 880,000 880,893
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,575,000 1,603,489
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/27 ...................................... 1,735,000 1,737,313
Special Tax , 2020 A , 4% , 9/01/28 ...................................... 1,130,000 1,132,088
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,037,108
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,947,316
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 795,458
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,097,583
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,452,883
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,618,442
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,671,111
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,787,844
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 197,879
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/30 ........ 210,000 225,476
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/31 ........ 175,000 187,794
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/32 ........ 185,000 198,508
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/33 ........ 195,000 209,217
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/34 ........ 225,000 241,410
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 283,553
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 281,322
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 269,510
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 311,115
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 343,411
Jurupa Public Financing Authority ,
Special Tax , 2014 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,002,317
Special Tax , 2014 A , Refunding , 5% , 9/01/28 ............................. 1,275,000 1,277,954
Special Tax , 2014 A , Refunding , 5% , 9/01/29 ............................. 530,000 531,228
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,892,566
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,020,033
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,045,610

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority, (continued)
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. $ 1,155,000 $ 1,177,888
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,539,552
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,213,012
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,551,755
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,683,614
Special Tax , 2020 A , Refunding , BAM Insured , 4% , 9/01/32 .................. 700,000 721,932
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 15,760,229
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,025,810
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 689,704
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,630,978
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien , 2013 B , 5% , 9/01/27 ............................ 1,375,000 1,375,994
Special Tax, Junior Lien , 2013 B , 5.25% , 9/01/29 .......................... 800,000 800,788
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,884,409
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,578,683
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,151,396
Los Angeles Department of Water ,
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/40 ................... 7,000,000 7,682,620
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/41 ................... 3,535,000 3,865,838
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 B , 5% , 7/01/30 ............................ 3,000,000 3,069,528
Power System , Revenue , 2016 B , 5% , 7/01/31 ............................ 6,700,000 6,850,355
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 24,355,519
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,157,136
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/44 ................... 2,300,000 2,586,699
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 3,350,000 3,754,409
Water System , Revenue , 2014 A , Refunding , 5% , 7/01/31 ................... 4,690,000 4,700,082
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,670,442
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,670,212
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,792,157
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,575,533
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/29 ................................... 5,000,000 5,073,644
GO , 2016 B , Refunding , 5% , 7/01/30 ................................... 30,000,000 31,019,196
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,124,504
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,483,278
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
3,435,000 3,440,523
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 500,000 495,428
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 759,879
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 445,374
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 805,245
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,172,203
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,219,772
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,428,150
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,292,012
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,603,850

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Metropolitan Water District of Southern California ,
Revenue , 2014 E , Refunding , 5% , 7/01/24 ............................... $ 10,000 $ 10,000
Revenue , 2020 C , Refunding , 5% , 7/01/38 ............................... 12,500,000 13,902,780
Moreno Valley Unified School District ,
GO , 2007 , Refunding , NATL Insured , Zero Cpn., 8/01/24 .................... 7,500,000 7,477,388
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 118,141
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 127,734
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 137,292
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 157,480
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,616,465
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,449,779
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,431,824
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,419,740
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,544,403
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,638,106
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,725,608
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,549,909
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,285,015
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 58,271
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 5% ,
9/01/32 ........................................................ 100,000 110,090
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/34 ........................................................ 500,000 517,504
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/36 ........................................................ 715,000 737,625
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/40 ........................................................ 965,000 983,957
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,429,102
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,312,260
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,677,839
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,980,769
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,270,050
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 341,164
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,947,450
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,071,322
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,009,716
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,978,442
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,151,410
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,333,836
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,521,258
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,720,395
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 266,513
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 458,559
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,169,163

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... $ 430,000 $ 415,472
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,201,487
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,933,700
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,149,960
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,215,225
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 7,043,001
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,252,293
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,411,521
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,795,198
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,461,839
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,601,476
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ...................
605,000 616,656
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,656,185
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,521,429
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,339,002
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,549,620
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,213,341
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,110,085
Revenue, Second Series , 2019 E , 5% , 5/01/37 ............................ 1,000,000 1,051,319
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,065,768
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/35 ................ 1,000,000 1,051,759
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/36 ................ 1,000,000 1,050,610
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,218,493
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,080,650
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,110,463
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 367,674
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,243,218
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,953,999
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,849,124
San Mateo County Community College District , GO , 2005 A , NATL Insured , Zero Cpn.,
9/01/30 ......................................................... 5,000,000 4,080,149
San Mateo County Transit District ,
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/28 ....................... 3,000,000 3,039,956
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/29 ....................... 4,300,000 4,354,563
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,124,241
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,021,497
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,071,978
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,561,730
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/24 ................................. 240,000 240,000
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,077

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sierra View Local Health Care District, (continued)
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. $ 660,000 $ 688,368
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 549,710
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,036,647
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,239,957
State of California ,
GO , Refunding , 5% , 4/01/29 ......................................... 3,190,000 3,469,812
GO , Refunding , 5% , 9/01/29 ......................................... 1,000,000 1,034,929
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,494,585
GO , 5% , 4/01/30 .................................................. 3,725,000 4,044,025
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,340,202
GO , 5.75% , 10/01/31 ............................................... 25,000,000 26,363,462
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,303,793
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,654,538
State of California Department of Water Resources ,
Revenue , AS , ETM, 5% , 12/01/24 ..................................... 35,000 35,246
Revenue , AS , Pre-Refunded , 5% , 12/01/25 .............................. 5,000 5,035
Revenue , AS , Pre-Refunded , 5% , 12/01/26 .............................. 45,000 45,317
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,303,617
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,708,058
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,590,931
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 645,619
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,449,186
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/30 ........................... 500,000 527,541
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 524,784
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,819,941
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,101,370
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,016,949
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... 1,565,000 1,591,277
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,025,862
Revenue , 2024 BS , Refunding , 5% , 5/15/44 .............................. 2,000,000 2,255,652
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 576,285
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 643,165
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,018,987
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 5% , 7/01/24 ............................... 200,000 200,000

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Washington Township Health Care District, (continued)
Revenue , 2020 A , Refunding , 5% , 7/01/25 ............................... $ 215,000 $ 216,701
Revenue , 2020 A , Refunding , 5% , 7/01/27 ............................... 400,000 410,522
Revenue , 2020 A , Refunding , 5% , 7/01/28 ............................... 400,000 413,593
Revenue , 2020 A , Refunding , 5% , 7/01/29 ............................... 350,000 364,782
Revenue , 2020 A , Refunding , 5% , 7/01/30 ............................... 325,000 341,617
Revenue , 2020 A , Refunding , 5% , 7/01/31 ............................... 350,000 366,188
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 695,882
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 270,975
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 724,433
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 292,039
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,128,248
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 571,914
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 572,477
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 405,770
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 378,532
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 326,560
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 275,114
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 2,022,183
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,691,978
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,859,660
1,306,621,859
Florida 0.7%
e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 12,000,000 9,424,284
U.S. Territories 0.3%
Puerto Rico 0.3%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
1,807,301 1,814,726
g
Puerto Rico Electric Power Authority , Revenue , WW , 5.375% , 7/01/23 ............ 5,000,000 2,350,000
4,164,726
Total U.S. Territories .................................................................... 4,164,726
Total Municipal Bonds (Cost $ 1,329,994,519 ) ...................................
1,320,210,869
Shares
Escrows and Litigation Trusts 0.0%
†
b ,h
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,200
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,200
Total Long Term Investments (Cost $ 1,330,994,519 ) .............................
1,321,415,330
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
California 0.4%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 4.65% ,
9/01/38 ......................................................... 1,000,000 1,000,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 4.45% , 7/01/46 ................................ 3,300,000 3,300,000

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 34
.
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
i
University of California , Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 4.7% ,
5/15/48 ......................................................... $ 800,000 $ 800,000
5,100,000
Total Municipal Bonds (Cost $ 5,100,000 ) .......................................
5,100,000
Total Short Term Investments (Cost $ 5,100,000 ) .................................
5,100,000
a
Total Investments (Cost $ 1,336,094,519 ) 98.2% ..................................
$1,326,515,330
Other Assets, less Liabilities 1.8% .............................................
25,043,923
Net Assets 100.0% ...........................................................
$1,351,559,253
†
Rounds to less than 0.1% of net assets.
a
See Note 1(c) regarding senior floating rate interests.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 8 regarding restricted securities.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $115,209,758, representing 8.5% of net assets.
f
The maturity date shown represents the mandatory put date.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,336,094,519
Value - Unaffiliated issuers .................................................................. $1,326,515,330
Cash .................................................................................... 10,277,499
Receivables:
Capital shares sold ........................................................................ 1,086,027
Interest ................................................................................. 17,475,310
Unrealized appreciation on unfunded commitments (Note 1b) .......................................... 134,219
Total assets .......................................................................... 1,355,488,385
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,494,962
Management fees ......................................................................... 392,223
Distribution fees .......................................................................... 120,566
Transfer agent fees ........................................................................ 201,810
Trustees' fees and expenses ................................................................. 2,000
Distributions to shareholders ................................................................. 550,018
Accrued expenses and other liabilities ........................................................... 167,553
Total liabilities ......................................................................... 3,929,132
Net assets, at value ................................................................. $1,351,559,253
Net assets consist of:
Paid-in capital ............................................................................. $1,465,793,600
Total distributable earnings (losses) ............................................................. (114,234,347)
Net assets, at value ................................................................. $1,351,559,253

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $374,818,217
Shares outstanding ........................................................................ 34,161,937
Net asset value per share
a,b
.................................................................. $10.97
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $11.22
Class A1:
Net assets, at value ....................................................................... $348,839,104
Shares outstanding ........................................................................ 31,814,107
Net asset value per share
a,b
.................................................................. $10.96
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $11.21
Class C:
Net assets, at value ....................................................................... $27,535,475
Shares outstanding ........................................................................ 2,500,866
Net asset value and maximum offering price per share
a,b
............................................ $11.01
Class R6:
Net assets, at value ....................................................................... $58,357,490
Shares outstanding ........................................................................ 5,308,516
Net asset value and maximum offering price per share
b
............................................. $10.99
Advisor Class:
Net assets, at value ....................................................................... $542,008,967
Shares outstanding ........................................................................ 49,296,860
Net asset value and maximum offering price per share
b
............................................. $10.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $49,711,426
Expenses:
Management fees (Note 3 a ) ................................................................... 6,351,495
Distribution fees: (Note 3c )
    Class A ................................................................................ 917,786
    Class A1 ............................................................................... 378,752
    Class C ................................................................................ 219,233
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 240,772
    Class A1 ............................................................................... 249,543
    Class C ................................................................................ 22,309
    Class R6 ............................................................................... 12,130
    Advisor Class ............................................................................ 346,265
Custodian fees (Note 4) ...................................................................... 3,941
Reports to shareholders fees .................................................................. 26,169
Registration and filing fees .................................................................... 20,354
Professional fees ........................................................................... 151,580
Trustees' fees and expenses .................................................................. 17,957
Other .................................................................................... 236,960
Total expenses ......................................................................... 9,195,246
Expense reductions (Note 4) ............................................................... (1,741)
Expenses waived/paid by affiliates (Note 3f) .................................................... (1,028,645)
Net expenses ......................................................................... 8,164,860
Net investment income ................................................................ 41,546,566
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,636,665)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 9,804,354
Unfunded commitments .................................................................... 134,219
Net change in unrealized appreciation (depreciation) ............................................ 9,938,573
Net realized and unrealized gain (loss) ............................................................ 3,301,908
Net increase (decrease) in net assets resulting from operations .......................................... $44,848,474

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $41,546,566 $40,464,274
Net realized gain (loss) ................................................. (6,636,665) (21,255,521)
Net change in unrealized appreciation (depreciation) ........................... 9,938,573 13,668,411
Net increase (decrease) in net assets resulting from operations ................ 44,848,474 32,877,164
Distributions to shareholders:
Class A ............................................................. (10,686,055) (9,213,522)
Class A1 ............................................................ (11,575,010) (12,767,392)
Class C ............................................................. (839,119) (1,021,338)
Class R6 ............................................................ (1,687,251) (1,248,436)
Advisor Class ........................................................ (16,663,724) (15,311,509)
Total distributions to shareholders .......................................... (41,451,159) (39,562,197)
Capital share transactions: (Note 2 )
Class A ............................................................. 9,923,227 25,903,070
Class A1 ............................................................ (70,037,439) (94,872,296)
Class C ............................................................. (12,654,101) (14,092,824)
Class R6 ............................................................ 8,093,579 13,892,987
Advisor Class ........................................................ 23,412,088 (94,046,093)
Total capital share transactions ............................................ (41,262,646) (163,215,156)
Net increase (decrease) in net assets ................................... (37,865,331) (169,900,189)
Net assets:
Beginning of year ....................................................... 1,389,424,584 1,559,324,773
End of year ........................................................... $1,351,559,253 $1,389,424,584

Franklin California Tax-Free Trust
Notes to Financial Statements
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At June 30,
2024, unfunded commitments were as follows:

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

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Notes to Financial Statements

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,594,782 $115,542,347 15,255,123 $166,550,059
Shares issued in reinvestment of distributions .......... 880,310 9,593,040 756,713 8,269,271
Shares redeemed ............................... (10,590,765) (115,212,160) (13,641,681) (148,916,260)
Net increase (decrease) .......................... 884,327 $9,923,227 2,370,155 $25,903,070
Class A1 Shares:
Shares sold ................................... 952,440 $10,396,078 2,980,939 $32,566,655
Shares issued in reinvestment of distributions .......... 929,913 10,121,059 1,030,929 11,254,542
Shares redeemed ............................... (8,323,297) (90,554,576) (12,707,526) (138,693,493)
Net increase (decrease) .......................... (6,440,944) $(70,037,439) (8,695,658) $(94,872,296)
Class C Shares:
Shares sold ................................... 611,881 $6,638,303 945,625 $10,369,758
Shares issued in reinvestment of distributions .......... 71,863 785,441 88,506 970,166
Shares redeemed
a
.............................. (1,839,046) (20,077,845) (2,315,622) (25,432,748)
Net increase (decrease) .......................... (1,155,302) $(12,654,101) (1,281,491) $(14,092,824)
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2024, the gross effective investment management fee rate was 0.467% of the Fund’s average daily net assets.
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 2,143,640 $23,418,130 3,049,129 $33,277,046
Shares issued in reinvestment of distributions .......... 83,640 913,256 70,677 773,919
Shares redeemed ............................... (1,490,582) (16,237,807) (1,845,709) (20,157,978)
Net increase (decrease) .......................... 736,698 $8,093,579 1,274,097 $13,892,987
Advisor Class Shares:
Shares sold ................................... 21,314,092 $232,123,970 34,779,666 $380,358,826
Shares issued in reinvestment of distributions .......... 1,200,929 13,115,618 1,119,819 12,258,774
Shares redeemed ............................... (20,324,504) (221,827,500) (44,562,743) (486,663,693)
Net increase (decrease) .......................... 2,190,517 $23,412,088 (8,663,258) $(94,046,093)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended June 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$253,168 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,552
CDSC retained .............................................................................. $28,515
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49% based on the average net assets of each class until October 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2024, these purchase and sale transactions aggregated $102,845,000 and $142,190,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2024, the capital loss carryforwards were as follows:
During the year ended June 30, 2024, the Fund utilized $16,586 of capital loss carryforwards.
The tax character of distributions paid during the years ended June 30, 2024 and 2023, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $51,243,586
Long term ................................................................................ 54,583,012
Total capital loss carryforwards ............................................................... $105,826,598
2024 2023
Distributions paid from:
Ordinary income .......................................................... $1,055,559 $300,247
Tax exempt income ........................................................ 40,395,600 39,261,950
$41,451,159 $39,562,197
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
At June 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2024, aggregated
$214,856,764 and $248,200,549, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2024, the value of this security was $2,350,000, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $1,336,147,473
Unrealized appreciation ........................................................................ $19,422,531
Unrealized depreciation ........................................................................ (29,054,674)
Net unrealized appreciation (depreciation) .......................................................... $(9,632,143)
Distributable earnings:
Undistributed tax exempt income ................................................................. $1,640,191
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin California Intermediate-Term Tax-Free Income Fund
1,000,000
Centennial Gardens LP, First Lien, Term Loan, B,
7.325%, (1-month SOFR + 1.55%), 1/01/38 ....... 10/25/23 $ 1,000,000 $ 1,001,261
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $1,000,000 $1,001,261
*
In U.S. dollars unless otherwise indicated.
5. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
9. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2024, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 1,001,261 $ 1,001,261
Municipal Bonds ......................... — 1,320,210,869 — 1,320,210,869
Escrows and Litigation Trusts ............... — — 203,200 203,200
Short Term Investments ................... — 5,100,000 — 5,100,000
Total Investments in Securities ........... $— $1,325,310,869 $1,204,461 $1,326,515,330
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended
June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June
30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, including performing other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended June 30, 2024:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $40,395,600

Franklin California Tax-Free Trust

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Annual Report
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin California Tax-Free Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and six other California intermediate municipal debt funds. The Board noted that the Management Rate for the Fund was less than five basis points above the median of its Expense Group.
The Board also noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

CAT-AFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024